Condensed Consolidated Balance Sheets (Q2) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Current assets:
Cash and cash equivalents	$ 378	$ 871
Prepaid expenses	668	768
Loan receivable - related party	359
Other currents assets	205	199
Total current assets	1,610	1,838
Non-current assets:
Property, plant and equipment, net
Intangible asset, net	772	794
Investment in affiliates	17	19
Other long-term assets	3	5
Total assets	2,402	2,656
Current liabilities:
Accrued expenses and accounts payable	996	834
Accrued interest payable	683	220
Accrued royalty expenses	1,000	750
Liability in excess of basis of equity method investment	350
Total current liabilities	3,029	1,804
Non-current liabilities:
Senior secured debenture principal at amortized cost		8,000
Less unamortized discount and debt issuance costs		(2,165)
Total senior secured debenture at amortized cost		5,835
Senior secured debenture principal at fair value	18,707
Derivative liabilities	6,284	87
Total long-term liabilities	24,991	5,922
Total liabilities	28,020	7,726
Commitment and contingencies (Note 11)
Stockholders' equity:
Preferred stock, $0.01 par value: 20,000 shares authorized - no shares issued and outstanding
Common stock, $0.01 par value: 200,000 shares authorized: 1,577 and 1,395 shares issued and outstanding, respectively	16	14
Additional paid-in capital	267,261	265,533
Accumulated deficit	(293,062)	(270,784)
Accumulated other comprehensive income	244	244
Total stockholders' equity to SES stockholders	(25,541)	(4,993)
Noncontrolling interests in subsidiaries	(77)	(77)
Total stockholders' equity	(25,618)	(5,070)
Total liabilities and equity	$ 2,402	$ 2,656